Summary of Significant Accounting Policies (Details Narrative 5b) - $ / shares	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share based compensation, Options granted	90,000				19,050
Share based compensation, Options granted, price	$ 9.25				$ 10.89
Options outstanding to purchase Common stock	296,738			207,638	212,486	245,653
Weighted average exercise price of outstanding options	$ 9.83			$ 10.09	$ 10.09	$ 26.43
Platinum Warrants [Member]
Warrants issued			176,129
Warrants issuable			375,000
Officers [Member]
Warrants issued	650,000